Consolidated Statements Of Condition (USD $)	Dec. 31, 2014		Dec. 31, 2013
Assets:
Cash and due from banks	$ 349,171,000		$ 349,216,000
Federal funds sold	63,080,000		66,079,000
Securities purchased under agreements to resell (Note 24)	659,154,000		412,614,000
Total cash and cash equivalents	1,071,405,000		827,909,000
Interest-bearing cash	1,621,967,000		730,297,000
Trading securities	1,194,391,000		801,718,000
Loans held-for-sale	141,285,000		370,152,000
Securities available-for-sale (Note 3)	3,556,613,000	[1]	3,398,457,000	[2]
Securities held-to-maturity (Note 3)	4,292,000		0
Loans, net of unearned income (Note 4)	16,230,166,000		15,389,074,000
Less: Allowance for loan losses (Note 5)	232,448,000		253,809,000
Total net loans	15,997,718,000		15,135,265,000
Mortgage servicing rights (Note 7)	2,517,000		72,793,000
Goodwill (Note 8)	145,932,000		141,943,000
Other intangible assets, net (Note 8)	29,518,000	[3]	21,988,000	[3]
Capital markets receivables	42,488,000		45,255,000
Premises and equipment, net (Note 6)	302,996,000		305,244,000
Real estate acquired by foreclosure	39,922,000		71,562,000
Derivative assets (Note 23)	134,088,000		181,866,000
Other assets	1,387,755,000		1,685,384,000
Total assets	25,672,887,000		23,789,833,000
Deposits:
Savings	7,455,354,000		6,732,326,000
Time deposits	831,666,000		951,755,000
Other interest-bearing deposits	4,140,991,000		3,859,079,000
Certificates of deposit $100,000 and more	445,272,000		553,957,000
Interest-bearing	12,873,283,000		12,097,117,000
Noninterest-bearing	5,195,656,000		4,637,839,000
Total deposits	18,068,939,000		16,734,956,000
Federal funds purchased (Note 10)	1,037,052,000		1,042,633,000
Securities sold under agreements to repurchase (Note 10 and Note 24)	562,214,000		442,789,000
Trading liabilities (Note 10)	594,314,000		368,348,000
Other short-term borrowings (Note 10)	157,218,000		181,146,000
Term borrowings (Note 11)	1,880,105,000		1,739,859,000
Capital markets payables	18,157,000		21,173,000
Derivative liabilities (Note 23)	119,239,000		154,280,000
Other liabilities	644,681,000		603,898,000
Total liabilities	23,081,919,000		21,289,082,000
First Horizon National Corporation Shareholders' Equity:
Preferred stock - Series A, non-cumulative perpetual, no par value, liquidation preference of $100,000 per share - (shares authorized - 1,000; shares issued - 1,000 on December 31, 2014 and 2013)	95,624,000		95,624,000
Common stock - $.625 par value (shares authorized - 400,000,000; shares issued - 234,219,663 on December 31, 2014 and 236,369,554 on December 31, 2013)	146,387,000		147,731,000
Capital surplus	1,380,809,000		1,416,767,000
Undivided profits	860,963,000		695,207,000
Accumulated other comprehensive loss, net (Note 15)	(188,246,000)		(150,009,000)
Total First Horizon National Corporation Shareholders' Equity	2,295,537,000		2,205,320,000
Noncontrolling interest (Note 12)	295,431,000		295,431,000
Total equity	2,590,968,000		2,500,751,000
Total liabilities and equity	$ 25,672,887,000		$ 23,789,833,000

[1]	Includes $3.3billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $3.1 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[3]	Represents customer lists, acquired contracts, core deposit intangibles, and covenants not to compete.